Compensation and Benefits - Additional information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended						9 Months Ended		9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		9 Months Ended			12 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Unvested	Dec. 31, 2012 Unvested	Dec. 31, 2011 Unvested	Sep. 30, 2013 Restricted Stock	Jul. 17, 2013 Restricted Stock	Sep. 30, 2013 Class B Liability Awards	Dec. 31, 2012 Class B Liability Awards	Dec. 31, 2011 Class B Liability Awards	Dec. 31, 2012 Class B Liability Awards Redemption values determined by retirement	Dec. 31, 2011 Class B Liability Awards Redemption values determined by retirement	Sep. 30, 2013 Class B Liability Awards Unvested	Dec. 31, 2012 Class B Liability Awards Unvested	Dec. 31, 2011 Class B Liability Awards Unvested	Sep. 30, 2013 Class B Liability Awards Distributions on liability awards	Sep. 30, 2012 Class B Liability Awards Distributions on liability awards	Sep. 30, 2013 Class B Liability Awards Minimum	Dec. 31, 2012 Class B Liability Awards Minimum	Sep. 30, 2013 Cash incentive compensation	Sep. 30, 2012 Cash incentive compensation	Sep. 30, 2013 Bonus make-whole compensation	Sep. 30, 2012 Bonus make-whole compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	1,575,157
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized									$ 75,800	$ 79,200	$ 175,500
Award vesting period									5 years		5 years
Share-based compensation	627,657	0							3,414
Compensation cost not recognized, period for recognition									4 years 9 months 18 days							2 years 10 months 21 days	3 years 3 months 18 days	2 years 4 months 17 days
Redemption period for terminated employees			5 years								5 years	5 years
Retirement qualifying period											10 years	10 years
Intent to retire, notification period required											3 years	3 years									1 year	1 year
Cumulative increase in award liability											2,500	7,851	7,621
Redemption amount for Class B awards	26,713		29,257	14,909
Payments - stock based compensation											5,100
Aggregate fair value of share-based awards	0		331,112	180,328		0	103,052	31,825						434,797	276,517
Class B award modification expense	287,292	0
Pre-offering related compensation - other	$ 143,035	$ 53,960	$ 54,153	$ 55,714	$ 17,578														$ 65,727	$ 53,960			$ 56,788	$ 0	$ 20,520	$ 0